Premises and equipment-Summary of Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,286,694	¥ 3,338,783
Less: Accumulated depreciation and amortization	1,582,627	1,527,325
Premises and equipment—net	1,704,067	1,811,458
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	571,837	569,337
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	737,440	737,144
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	373,825	414,201
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	208,820	222,296
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	21,737	23,441
Software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,373,035	¥ 1,372,364